INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale			$ 519,100	$ 290,700	$ 190,000
Available-for-sale Securities, Gross Realized Gains			2,100	500	1,800
Available-for-sale Securities, Gross Realized Losses			2,100	600	200
Available For Sale Securities Net Realized Gain Loss Tax Provision			0		600
Securities transferred from HTM to AFS	$ 268,700	$ 372,100	268,703	372,128	$ 0
Realized gain (loss) on debt securities transferred from HTM to AFS	$ 200
Pledged Financial Instruments, Not Separately Reported, Securities			$ 1,100,000	$ 1,200,000
NumberOfSecuritiesInSecurityPortfolio			1,273	1,417
NumberOfSecuritiesInUnrealizedLossPosition			140	504